CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income / Loss	Retained Earnings	Treasury Stock	Total
Balance beginning, Shares at Jun. 30, 2013	1,357,465				19,802
Balance beginning, Amount at Jun. 30, 2013	$ 67,900	$ 1,977,100	$ (13,600)	$ 3,418,000	$ 52,400	$ 5,397,000
Net income (loss)	0	0	0	(75,300)	0	(75,300)
Unrealized holding gain/ (loss) on investment securities,net of tax	$ 0	0	14,700	0	$ 0	14,700
Exercise of stock options, Shares	5,000				0
Exercise of stock options, Amount	$ 200	6,500	0	0	$ 0	6,700
Stock-based compensation	0	16,000	0	0	0	16,000
Cash dividend declared and paid	$ 0	0	0	(107,400)	$ 0	(107,400)
Issuance of comon stock, shares	126,449				0
Issuance of comon stock, amount	$ 6,300	421,100	0	0	$ 0	427,400
Balance ending, Shares at Jun. 30, 2014	1,488,914				19,802
Balance ending, Amount at Jun. 30, 2014	$ 74,400	2,420,700	1,100	3,235,300	$ 52,400	5,679,100
Net income (loss)	0	0	0	8,700	0	8,700
Unrealized holding gain/ (loss) on investment securities,net of tax	$ 0	0	(4,400)	0	0	(4,400)
Exercise of stock options, Shares	20,000
Exercise of stock options, Amount	$ 1,000	50,200	0	0	0	51,200
Stock-based compensation	0	10,900	0	0	0	10,900
Income tax benefit of stock options exercised	$ 0	4,900	0	0	$ 0	4,900
Balance ending, Shares at Jun. 30, 2015	1,508,914				19,802
Balance ending, Amount at Jun. 30, 2015	$ 75,400	$ 2,486,700	$ (3,300)	$ 3,244,000	$ 52,400	$ 5,750,400